UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Hudson Bay Capital Management LP
           --------------------------------------------------
Address:   120 Broadway, 40th Floor
           --------------------------------------------------
           New York, New York 10271
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles Winkler
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     (212) 571-1244
           --------------------------------------------------

Signature, Place, and Date of Signing:

          /s/Charles Winkler            New York, NY              2/14/08
       ------------------------   --------------------------  ---------------
             [Signature]                [City, State]             [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             92
                                               -------------

Form 13F Information Table Value Total:          $156,493
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
------------------------------ ---------------- ----------- --------  --------------------- ---------- --------- -------------------
                                                              VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- ----------- --------  ---------- ----- ---- ---------- --------- ------- ----- -----
2020 CHINACAP ACQUIRCO           COM              90212G109   2,210     307,000   SH          SOLE              307,000    0    0
ACUSPHERE                        COM              00511R870       3       4,365   SH          SOLE                4,365    0    0
AKEENA SOLAR INC DE              COM              009720103   4,549     571,429   SH          SOLE              571,429    0    0
ALLIANCE DATA SYSTEMS CORP       COM              018581108     276      61,100   SH   PUT    SOLE               61,100    0    0
ALTAIR NANOTECHNOLOGIES INC      COM              021373105     774     182,963   SH          SOLE              182,963    0    0
ALTERNATIVE ASSET MGMT ACQU      COM              02149U101     413      45,100   SH          SOLE               45,100    0    0
AMBAC FINL GROUP INC             COM              023139108      48      10,000   SH   PUT    SOLE               10,000    0    0
ANTARES PHARMA INC               COM              036642106      33      33,310   SH          SOLE               33,310    0    0
AVI BIOPHARMA INC                COM              002346104      39      28,000   SH          SOLE               28,000    0    0
BEACON POWER CORP                COM              073677106     131      86,415   SH          SOLE               86,415    0    0
BIOSANTE PHARMACEUTICALS INC     COM NEW          09065V203     291      77,097   SH          SOLE               77,097    0    0
BIOSANTE PHARMACEUTICALS INC     COM NEW          09065V203     315      90,000   SH   PUT    SOLE               90,000    0    0
BLUEPHOENIX SOLUTIONS LTD        SHS              M20157109   5,177     285,714   SH          SOLE              285,714    0    0
BRISTOL MEYERS SQUIBB CO         COM              110122108       4     100,000   SH   CALL   SOLE              100,000    0    0
CANO PETE INC                    COM              137801106   1,068     155,000   SH          SOLE              155,000    0    0
CAPSTONE TURBINE CORP            COM              14067D102      19      21,200   SH   PUT    SOLE               21,200    0    0
CELL THERAPEUTICS INC            COM NEW          150934404     125      38,100   SH   PUT    SOLE               38,100    0    0
CHINA BAK BATTERY INC            COM              16936Y100       3       5,000   SH   PUT    SOLE                5,000    0    0
CHINA BAK BATTERY INC            COM              16936Y100   7,813   1,250,000   SH          SOLE            1,250,000    0    0
CHINA PRECISION STEEL INC        COM              16941J106     899     147,307   SH          SOLE              147,307    0    0
CHIPOTLE MEXICAN GRILL INC       CL A             169656105  44,665     303,700   SH          SOLE              303,700    0    0
CLEVELAND BIOLABS INC            COM              185860103     351      39,906   SH          SOLE               39,906    0    0
COMMUNITY BANKERS ACQUISITN      COM              20361R101     927     125,100   SH          SOLE              125,100    0    0
DIOMED HOLDINGS INC              COM NEW          25454R207       4      11,900   SH          SOLE               11,900    0    0
DWS MULTI MKT INCOME TR          SHS              23338L108   1,519     173,614   SH          SOLE              173,614    0    0
DWS STRATEGIC INCOME TR          SHS              23338N104     116      10,000   SH          SOLE               10,000    0    0
E FUTURE INFORMATION TECH IN     SHS              G29438101     477      25,043   SH          SOLE               25,043    0    0
ENTERPRISE ACQUISITION CORP      COM              29365R108     905     100,000   SH          SOLE              100,000    0    0
FORESTAR REAL ESTATE GROUP I     COM              346233109   1,300      55,100   SH          SOLE               55,100    0    0
GLG PARTNERS INC                 COM              37929X107       1         100   SH          SOLE                  100    0    0
GLOBAL BPO SVCS CORP             COM              378981104   2,738     375,000   SH          SOLE              375,000    0    0
GLOBAL BPO SVCS CORP             *W EXP 10/17/201 378981112      22      35,000   SH          SOLE               35,000    0    0
GLOBAL CONSUMER ACQST CORP       UNIT 99/99/9999  378983209   3,451     350,000   SH          SOLE              350,000    0    0
GUARANTY FINL GROUP INC          COM              40108N106     882      55,100   SH          SOLE               55,100    0    0
H&Q LIFE SCIENCES INVS           SH BEN INT       404053100     526      39,714   SH          SOLE               39,714    0    0
HARBOR ACQUISITION CORPORATI     COM              41145X107   1,100     193,000   SH          SOLE              193,000    0    0
HD PARTNERS ACQUISITION CORP     COM              40415K100     550      73,500   SH          SOLE               73,500    0    0
HECKMANN CORP                    COM              422680108   2,058     280,000   SH          SOLE              280,000    0    0
HICKS ACQUISITION CO I INC       COM              429086309   1,103     120,000   SH          SOLE              120,000    0    0
HIGHLANDS ACQUISITION CORP       COM              430880104     455      50,000   SH          SOLE               50,000    0    0
HOLOGIC INC                      COM              436440101  13,728     199,997   SH          SOLE              199,997    0    0
HOLOGIC INC                      COM              436440101     540     200,000   SH   PUT    SOLE              200,000    0    0
HOME SOLUTIONS AMER INC          COM              437355100      15      14,900   SH          SOLE               14,900    0    0
HOME SOLUTIONS AMER INC          COM              437355100     133      20,500   SH   PUT    SOLE               20,500    0    0
IONATRON INC                     COM              462070103      13       4,500   SH          SOLE                4,500    0    0
IONATRON INC                     COM              462070103      31      15,000   SH   PUT    SOLE               15,000    0    0
JK ACQUISITION CORP              COM              47759H106     724     128,500   SH          SOLE              128,500    0    0
LEHMAN BROS HLDGS INC            COM              524908100   2,467      37,700   SH          SOLE               37,700    0    0
LEHMAN BROS HLDGS INC            COM              524908100     151     109,000   SH   PUT    SOLE              109,000    0    0
LIBERTY ALL STAR EQUITY FD       SH BEN INT       530158104   1,747     247,796   SH          SOLE              247,796    0    0
LIBERTY GLOBAL INC               COM SER A        530555101       2      10,000   SH   PUT    SOLE               10,000    0    0
LIBERTY GLOBAL INC               COM SER A        530555101     390       9,949   SH          SOLE                9,949    0    0
LUMERA CORP                      COM              55024R106      30      11,168   SH          SOLE               11,168    0    0
MARKWEST HYDROCARBON INC         COM              570762104   2,264      36,137   SH          SOLE               36,137    0    0
MEXICO FD INC                    COM              592835102   1,783      50,784   SH          SOLE               50,784    0    0
MONTEREY GOURMET FOODS INC       COM              612570101       4       1,200   SH          SOLE                1,200    0    0
NATIONAL CITY CORP               COM              635405103   1,104      67,100   SH          SOLE               67,100    0    0
NATIONAL CITY CORP               COM              635405103     798      67,100   SH   PUT    SOLE               67,100    0    0
NATURAL HEALTH TRENDS CORP       COM PAR $.001    63888P406   1,210   1,000,000   SH          SOLE            1,000,000    0    0
PACIFIC ETHANOL INC              COM              69423U107      93      11,330   SH          SOLE               11,330    0    0
PHOTOMEDEX INC                   COM              719358103       3       3,000   SH          SOLE                3,000    0    0
QUANTUM FUEL SYS TECH WORLDW     COM              74765E109      86     175,059   SH          SOLE              175,059    0    0
REEDS INC                        COM              758338107      49       8,471   SH          SOLE                8,471    0    0
RODMAN & RENSHAW CAP GP INC      COM              77487R100     325     100,000   SH          SOLE              100,000    0    0
SATCON TECHNOLOGY CORP           COM              803893106     130      79,090   SH          SOLE               79,090    0    0
SEANERGY MARITIME CORP           SHS              Y73760103   6,351     672,100   SH          SOLE              672,100    0    0
SEANERGY MARITIME CORP           *W EXP 09/24/201 Y73760111     691     515,775   SH          SOLE              515,775    0    0
SIRIUS SATELLITE RADIO INC       COM              82966U103   1,585     523,000   SH          SOLE              523,000    0    0
SMITH & WESSON HLDG CORP         NOTE 4.000%12/1  831756AB7   2,341   2,500,000   SH          SOLE            2,500,000    0    0
SPDR TR                          UNIT SER 1       78462F103     194     200,000   SH   CALL   SOLE              200,000    0    0
SWISS HELVETIA FD INC            COM              870875101     858      51,996   SH          SOLE               51,996    0    0
SYNOVUS FINL CORP                COM              87161C105     588      24,400   SH          SOLE               24,400    0    0
SYNTAX BRILLIAN CORP             COM              87163L103   1,378     140,000   SH   PUT    SOLE              140,000    0    0
SYNTAX BRILLIAN CORP             COM              87163L103       1      13,400   SH   CALL   SOLE               13,400    0    0
SYNTAX BRILLIAN CORP             COM              87163L103       8       2,654   SH          SOLE                2,654    0    0
TEMPLE INLAND INC                COM              879868107   3,447     165,300   SH          SOLE              165,300    0    0
TREMISIS ENERGY ACQ CORP II      UNIT 99/99/9999  89472N200   2,897     366,300   SH          SOLE              366,300    0    0
TRIPLECROWN ACQUISITION CORP     COM              89677G109   1,462     160,000   SH          SOLE              160,000    0    0
TYCO INTL LTD BERMUDA            SHS              G9143X208      21     136,800   SH   CALL   SOLE              136,800    0    0
UBS AG                           SHS NEW          H89231338     649     141,500   SH   PUT    SOLE              141,500    0    0
UBS AG                           SHS NEW          H89231338   4,720     102,600   SH          SOLE              102,600    0    0
UNITED AMERN HEALTHCARE CORP     COM              90934C105       6       2,400   SH          SOLE                2,400    0    0
UNITED REFINING ENERGY CORP      UNIT 99/99/9999  911360204   3,956     400,000   SH          SOLE              400,000    0    0
VERSO TECHNOLOGIES INC           COM NEW          925317208      23      67,186   SH          SOLE               67,186    0    0
WELLS FARGO & CO NEW             COM              949746101      80      31,000   SH   PUT    SOLE               31,000    0    0
WELLS FARGO & CO NEW             COM              949746101       1      25,000   SH   CALL   SOLE               25,000    0    0
WEYERHAEUSER CO                  COM              962166104     256     118,800   SH   PUT    SOLE              118,800    0    0
WEYERHAEUSER CO                  COM              962166104   6,209      84,200   SH          SOLE               84,200    0    0
WONDER AUTO TECHNOLOGY INC       COM              978166106   2,560     231,214   SH          SOLE              231,214    0    0
XM SATELLITE RADIO HLDGS INC     CL A             983759101     375      30,638   SH          SOLE               30,638    0    0
XM SATELLITE RADIO HLDGS INC     CL A             983759101     160     110,000   SH   PUT    SOLE              110,000    0    0
ZWEIG FD                         COM              989834106     516     114,108   SH          SOLE              114,108    0    0


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